Mineral Stream Interests - Disclosure of Detailed Information About Termination of Investment Property Yauliyacu PMPA (Detail) - USD ($) $ in Thousands		12 Months Ended
	Dec. 14, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Termination Of Mineral Stream Interests [Line Items]
Gain on disposal		$ 155,868	$ 0
Yauliyacu PMPA [Member]
Disclosure Of Detailed Information About Termination Of Mineral Stream Interests [Line Items]
Proceeds received on disposal of Yauliyacu	$ 131,937
Less: carrying value plus closing costs	(80,464)
Gain on disposal	$ 51,473